SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income:
Interest on short-term bank deposits	$ 8	$ 1	$ 78
Interest on long-term loans to affiliate	51	56	267
Foreign currency transaction adjustments	205	130	374
Other	47	37	9
Total financial income	311	224	728
Expenses:
Bank charges and interest expenses	1,223	985	942
Foreign currency transaction adjustments	0	194	166
Interest on long-term loans to others	92	70	318
Other	0	21	31
Total financial expenses	1,315	1,270	1,457
Financial expenses, net	$ 1,004	$ 1,046	$ 729